Inventories - Additional Information (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventories [abstract]
Amount of write-down of inventories to net realisable value	₽ 1,763	₽ 1,162	₽ 470
Inventories recognized as expense	₽ 93,837	₽ 115,126	₽ 102,613